UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

Value Line Tax Exempt  Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: February 28, 2013

Date of reporting period: November 30, 2012

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 11/30/12 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2012

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (99.1%)
	ALABAMA (0.4%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		$345,914

	ALASKA (0.5%)
400,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		474,176

	ARIZONA (1.1%)
440,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. B, 5.00%, 7/1/31	Aa1		511,452
235,000	Arizona Transportation Board Grant Anticipation Notes, Ser. A-1, 5.00%, 7/1/16	Aa2		271,538
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		258,862
				1,041,852

	ARKANSAS (1.5%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A	*	300,495
485,000	4.30%, 3/1/16	A	*	501,495
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		571,380
				1,373,370

	CALIFORNIA (12.7%)
200,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3		229,200
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA	*	185,486
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		120,937
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		606,570
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3		303,902
200,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		224,078
225,000	California State Department of Water Resources Center Valley Project Water Sys - Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		257,227
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		277,448
750,000	California State Public Works Board, Revenue Bonds, Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A2		885,465
	California State, General Obligation Unlimited:
500,000	5.00%, 2/1/38	A1		581,365
250,000	5.00%, 9/1/41	A1		288,645
500,000	5.25%, 11/1/40	A1		598,620

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$370,000	California State, General Obligation Unlimited, FSA AGM Insured, 5.00%, 9/1/14	AA-	*	$399,060
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	273,805
500,000	City of Santa Rosa, California Wastewater Revenue Bonds, Ser. A, 5.00%, 9/1/33	Aa3		597,060
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	Aa3		232,135
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		268,371
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		857,855
220,000	Marin Community College District, General Obligation Unlimited, Election 2004, Ser. B, 4.75%, 8/1/34	Aa1		264,893
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		396,670
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		297,162
250,000	San Diego Unified School District, California General Obligation Unlimited, Election 1998, Ser. F-1, AGM Insured, 5.25%, 7/1/28	Aa2		335,210
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		992,313
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa1		175,778
	State of California, General Obligation Unlimited, Various Purpose Bonds:
500,000	4.00%, 9/1/21	A1		599,740
250,000	5.00%, 12/1/15	A1		282,352
1,000,000	5.13%, 4/1/33	A1		1,143,770
250,000	State Public Works Board, Lease Revenue Bonds, Judicial Council Projects - Ser. D, 5.00%, 12/1/18	A2		300,485
				11,975,602
	COLORADO (1.5%)
250,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, State Aid Withholding Insured, 5.00%, 12/1/16	Aa2		292,465
500,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21		**	528,555
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		608,895
				1,429,915

	CONNECTICUT (0.6%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		207,042
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		310,910
				517,952

	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	240,356

	DISTRICT OF COLUMBIA (0.3%)
	District of Columbia Income Tax Secured Revenue, Revenue Bonds:
160,000	Ser. A, 3.00%, 12/1/24	Aa1		172,992
100,000	Ser. G, 5.00%, 12/1/36	Aa1		120,042
				293,034

The Value Line Tax Exempt Fund, Inc.

November 30, 2012

Principal Amount		Rating (unaudited)	Value

	FLORIDA (5.5%)
$500,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2	$575,280
670,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, NATL-RE Insured, 4.50%, 7/1/18	A2	744,444
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	Aa3	299,652
	City of Jacksonville, Florida Special Revenue, Revenue Bonds:
250,000	Ser. A, 5.25%, 10/1/30	Aa2	306,640
125,000	Ser. B, 5.00%, 10/1/17	Aa2	149,363
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2	487,322
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, NATL-RE FGIC Insured, 5.75%, 10/1/17	A2	351,204
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2	890,212
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2	274,130
215,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	A1	238,448
500,000	State of Florida Board of Education, General Obligation Unlimited, Refunding Capital Outlay 2011, Ser. F, 4.00%, 6/1/29	Aa1	561,200
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1	317,940
			5,195,835

	GEORGIA (2.9%)
150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1	169,090
500,000	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3	582,715
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	A1	150,249
500,000	Ser. A, 4.00%, 7/1/36	A1	540,080
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1	599,890
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	720,304
			2,762,328

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	GUAM (0.2%)
$150,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/20	Aa3	$179,358

	HAWAII (0.6%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	589,149

	IDAHO (0.3%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa3	298,858

	ILLINOIS (2.5%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3	577,240
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2	303,335
250,000	Illinois State, General Obligation Unlimited, 5.00%, 3/1/16	A2	279,717
1,000,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2	1,158,010
			2,318,302

	INDIANA (3.3%)
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	Baa2	1,778,115
145,000	Franklin Township School Building Corporation, Marion County Prerefunded, First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	Baa2	161,904
295,000	Franklin Township School Building Corporation, Marion County Unrefunded, First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	Baa2	325,842
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa	871,388
			3,137,249

	IOWA (0.6%)
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa	541,200

	KANSAS (0.9%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa	554,520
250,000	Kansas State Development Finance Authority Revenue, Transportation Revolving Fund, Revenue Bonds, Ser. TR, 2.25%, 10/1/13	Aa1	253,983
			808,503

	KENTUCKY (0.6%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2	563,162

	LOUISIANA (0.7%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3	311,570
250,000	Louisiana Office Facilities Corp., Revenue Bonds, 5.00%, 11/1/17	Aa3	295,203
			606,773

The Value Line Tax Exempt Fund, Inc.

November 30, 2012

Principal Amount		Rating (unaudited)		Value

	MAINE (0.5%)
$250,000	Maine State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Ser. C, 5.00%, 7/1/21	A1		$299,525
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		118,752
				418,277

	MARYLAND (1.2%)
500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		581,110
500,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa		561,340
				1,142,450

	MASSACHUSETTS (4.8%)
150,000	City of Boston Massachusetts, General Obligation Unlimited, Ser. A, 4.00%, 4/1/26	Aaa		175,118
500,000	Commonwealth of Massachusetts, General Obligation Limited, Consolidated Loan, Ser. D, 4.00%, 10/1/28	Aa1		571,905
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A-	*	258,081
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		540,510
500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa		621,050
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa		307,512
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2		690,400
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa1		299,022
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1		403,854
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa2		128,076
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2		564,500
				4,560,028

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	MICHIGAN (0.3%)
$250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2		$292,785

	MINNESOTA (0.4%)
340,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1		372,620

	MISSISSIPPI (1.3%)
1,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2		1,257,715

	MISSOURI (0.2%)
185,000	Missouri State Health & Educational Facilities Authority, Heartland Regional Medical Center, Revenue Bonds, 5.00%, 2/15/43	A1		206,828

	NEBRASKA (0.6%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	A3		326,713
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1		277,507
				604,220

	NEVADA (0.3%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2		272,368

	NEW HAMPSHIRE (0.6%)
500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		570,785

	NEW JERSEY (3.4%)
500,000	New Jersey Building Authority, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1		562,250
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1		546,620
275,000	New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A, 5.00%, 12/1/18	Aa2		319,055
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1		117,371
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,217,090
150,000	New Jersey State Health Care Facilities Financing Authority Revenue, Revenue Bonds, Ser. A, 4.00%, 7/1/26 (3)	Baa1		164,312
250,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System - Ser. B, 5.00%, 6/15/18	A1		300,112
				3,226,810

	NEW MEXICO (0.7%)
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1		613,170

	NEW YORK (7.5%)
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		171,510
750,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa		835,005
	Dormitory Authority, Revenue Bonds:
210,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		225,479
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	606,690

The Value Line Tax Exempt Fund, Inc.

November 30, 2012

Principal Amount		Rating (unaudited)		Value

$400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	$475,616
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	Aa3		232,752
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	288,135
100,000	New York State Dormitory Authority, Cornell University Revenue Bonds, Ser. A, 5.00%, 7/1/40	Aa1		119,849
150,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, General Purpose, Ser. A, 5.00%, 3/15/31	AAA	*	180,912
150,000	New York State Dormitory Authority, State Personal Income Tax Revenues General Purpose, Revenue Bonds, Ser. A, 4.50%, 3/15/35	AAA	*	169,934
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa		594,770
125,000	Ser. C, 4.13%, 6/15/22	Aaa		139,360
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	265,952
	New York State Urban Development Corp., State Personal Income Tax Revenue:
130,000	Revenue Bonds, Ser. A, 5.00%, 3/15/16	AAA	*	149,045
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	181,271
150,000	New York State, General Obligation Unlimited, Ser. A, 3.50%, 2/15/23	Aa2		167,933
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3		107,763
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One
	Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3		119,494
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20 (2)	AA	*	286,285
	Triborough Bridge & Tunnel Authority:
250,000	Revenue Bonds, Ser. C, General Obligation of Authority Insured, 5.00%, 11/15/19	Aa3		305,962
500,000	Revenue Bonds, Subser. D, 5.00%, 11/15/26	A1		579,935
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	Aa3		323,152
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	553,855
				7,080,659
	NEW YORK CITY (6.7%)
150,000	Battery Park City Authority, Senior Revenue Bonds, Ser. B, 5.00%, 11/1/34	Aaa		186,723
350,000	City of New York, General Obligation Unlimited, Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2		415,831
150,000	City of New York, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		173,241
150,000	City of New York, General Obligation Unlimited, Fiscal 2011, Ser. I, Subser. I-1, 5.00%, 8/1/17	Aa2		178,476
250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		302,335
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		262,910
110,000	Industrial Development Agency, Special Facility Revenue Refunding Bonds, New York Stock Exchange Project, Ser. A, 5.00%, 5/1/29	Aa3		126,144
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
500,000	Ser. C, 4.75%, 6/15/33	Aa1		557,240
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		270,605
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		234,700
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		182,523

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		$281,770
1,000,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		1,138,490
300,000	Transitional Finance Authority Future Tax Secured, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		357,051
250,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, NATL-RE FGIC State Aid Withholding Insured, 5.00%, 7/15/23	Aa3		291,485
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa3		237,032
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		177,477
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		469,592
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		299,953
100,000	Trust for Cultural Resources, Revenue Bonds, Whitney Museum of American Art, 5.25%, 7/1/25	A	*	121,201
				6,264,779
	NORTH CAROLINA (1.4%)
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A1		409,151
250,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		290,403
250,000	Raleigh Durham Airport Authority, Revenue Bonds, Ser. B-1, 5.00%, 11/1/28	Aa3		301,602
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		340,187
				1,341,343
	OHIO (3.5%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	243,570
350,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		362,481
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		1,150,050
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	434,700
150,000	Columbus Ohio Metropolitan Library Special Obligation, Revenue Bonds, Ser. 1, 5.00%, 12/1/23 (3)	Aa2		182,826
200,000	Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, Case Western University, Ser. A, 5.00%, 12/1/22	A1		254,754
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		372,906
250,000	Ohio University, General Receipts, Revenue Bonds, 4.00%, 12/1/17	Aa3		282,827
				3,284,114

The Value Line Tax Exempt Fund, Inc.

November 30, 2012

Principal Amount		Rating (unaudited)		Value

	OKLAHOMA (0.3%)
$250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	$314,555

	OREGON (2.0%)
1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		1,191,450
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		656,235
				1,847,685
	PENNSYLVANIA (3.7%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		622,675
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	230,162
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	Aa3		560,795
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,177,400
200,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, 5.00%, 7/1/21	A1		250,168
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	A1		349,782
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	254,707
				3,445,689
	PUERTO RICO (1.8%)
250,000	Government Development Bank for Puerto Rico, Revenue Bonds, Senior Notes, Ser. B, 5.00%, 12/1/12	Baa1		250,030
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien:
100,000	Ser. A, 5.00%, 7/1/17	Baa2		106,806
325,000	Ser. A, 5.00%, 7/1/33	Baa2		327,697
250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. SS, NATL-RE Insured, 5.00%, 7/1/14	Baa1		263,563
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. TT, 5.00%, 7/1/32	Baa1		613,782
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subser. C, 5.00%, 8/1/35	A3		161,250
				1,723,128

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	RHODE ISLAND (0.6%)
$500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited,
	Consolidated Capital Development Loan - Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		$581,770

	SOUTH CAROLINA (2.3%)
1,000,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax,
	General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		1,148,540
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		419,072
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		169,721
145,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement
	Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		165,545
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown
	Hospital, Ser. B, 3.50%, 2/1/25	A3		253,573
				2,156,451
	TENNESSEE (1.0%)
250,000	City of Memphis, Tennessee Refunding and General Improvement, General Obligation Unlimited, 5.00%, 5/1/30	Aa2		304,170
300,000	Metropolitan Government of Nashville & Davidson County Tennessee Electric Revenue, Revenue Bonds, Ser. B, 5.00%, 5/15/23	AA+	*	375,654
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		284,162
				963,986
	TEXAS (10.9%)
1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		1,781,687
150,000	City of Austin Texas, Water and Wastewater System Revenue, Refunding Revenue
	Bonds, 5.00%, 11/15/37	Aa2		180,528
150,000	Dallas-Fort Worth International Airport Revenue, Refunding Revenue Bonds, Ser. G,
	5.00%, 11/1/35	A1		173,290
130,000	Harris County Texas, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 8/15/16	Aa3		150,557
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,395,775
1,500,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	1,616,055
500,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured, Ser. C, 5.00%, 8/1/15 (2)	A	*	502,915
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	2,171,800
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of
	the Incarnate Word, 5.00%, 12/1/23	A3e		241,792
1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE
	Insured, 5.00%, 2/15/25	Baa2		1,083,780
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured,
	5.25%, 8/1/21 (2)	A3		573,386
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	426,840
				10,298,405

The Value Line Tax Exempt Fund, Inc.

November 30, 2012

Principal Amount		Rating (unaudited)		Value

	UTAH (0.3%)
$250,000	Utah Transit Authority Sales Tax, Revenue Refunding Bonds, 4.00%, 6/15/39	A1		$262,965

	VERMONT (0.6%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		225,840
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		314,680
				540,520
	VIRGINIA (0.9%)
250,000	University of Virginia, General Refunding Revenue Bonds, 5.00%, 9/1/30	Aaa		313,820
250,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, State Aid Withholding Insured, 5.00%, 4/15/13	Aa1		254,517
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		309,440
				877,777
	WASHINGTON (2.4%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		286,650
300,000	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aa1		357,600
500,000	King County Washington School District No. 405 Bellevue, General Obligation Unlimited, School Bond Guaranty Insured, 5.00%, 12/1/19	Aa1		631,910
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	Aa3		299,815
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa2		373,173
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1		304,880
				2,254,028
	WISCONSIN (1.7%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa1		164,421
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	247,542
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	289,633
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2		924,802
				1,626,398

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	WYOMING (0.2%)
$200,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A+	*	$223,098
	TOTAL LONG-TERM MUNICIPAL SECURITIES (99.1%) (Cost $85,721,951)			93,318,294

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)			890,414

	NET ASSETS (4) (100.0%)			$94,208,708

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($94,208,708 ÷ 8,985,490 shares outstanding)			$10.48

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)	When issued security.
(4)
For federal income tax purposes, the aggregate cost was $85,721,951, aggregate gross unrealized appreciation was $7,648,308, aggregate gross unrealized depreciation was $51,965 and the net unrealized appreciation was $7,596,343.

ADFA	Arkansas Development Finance Authority
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
Assured GTY	Assured Guaranty Insurance Company
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of  November 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$93,318,294	$0	$93,318,294
Total Investments in Securities	$0	$93,318,294	$0	$93,318,294

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended November 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended November 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 28, 2013